NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 vessel
NEWBUILDINGS [Abstract]
Balance, beginning of period	$ 29,668	$ 26,913	$ 13,049
Installments and newbuilding supervision fees paid	42,130	572	12,936
Interest capitalized	411	2,183	928
Transfers to Vessels and Equipment	(56,740)
Balance, end of period	$ 15,469	$ 29,668	$ 26,913
number of vessels swapped				2